Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value	$ 0.0001	$ 0.0001	$ .0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	36,059,128	3,916,134	768,615
Common stock, shares outstanding	36,059,128	3,916,134	768,615
Preferred B Shares [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ .0001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	17,303	17,303	17,303
Preferred stock, shares outstanding	17,303	17,303	17,303
Preferred C Shares [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,172,000	1,172,000	1,172,000
Preferred stock, shares issued	2,343	34,370	61,423
Preferred stock, shares outstanding	2,343	34,370	61,423